Deposits	12 Months Ended
Dec. 31, 2022
Deposits
25 Deposits
	2022				2021
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,589	1,462	4,051		2,703	2,556	5,259
Interest-bearing demand deposits	102,202	16,150	118,352		152,993	47,200	200,193
Savings deposits	42,437	1,459	43,896		60,027	8,474	68,501
Time deposits	18,467	60,374	78,841	[1]	35,602	102,229	137,831	[1]
Total deposits	165,695	79,445	245,140	[2]	251,325	160,459	411,784	[2]
of which due to banks	–	–	11,905		–	–	18,965
of which customer deposits	–	–	233,235		–	–	392,819
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included uninsured time deposits of CHF 74,736 million and CHF 128,526 million as of December 31, 2022 and 2021, respectively, which were in excess of any country-specific insurance limit or which are not covered by an insurance regime.

2 Not included as of December 31, 2022 and 2021 were CHF 55 million and CHF 86 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
24 Deposits
	2022				2021
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	2,589	1,502	4,091		2,703	2,557	5,260
Interest-bearing demand deposits	102,948	16,295	119,243		153,611	47,415	201,026
Savings deposits	42,437	1,459	43,896		60,027	8,474	68,501
Time deposits	18,695	60,534	79,229	[1]	35,775	102,239	138,014	[1]
Total deposits	166,669	79,790	246,459	[2]	252,116	160,685	412,801	[2]
of which due to banks	–	–	11,905		–	–	18,960
of which customer deposits	–	–	234,554		–	–	393,841
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included uninsured time deposits of CHF 75,123 million and CHF 128,714 million as of December 31, 2022 and 2021, respectively, which were in excess of any country-specific insurance limit or which are not covered by an insurance regime.

2 Not included as of December 31, 2022 and 2021 were CHF 55 million and CHF 86 million, respectively, of overdrawn deposits reclassified as loans.